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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, DC 20549

                                  FORM N-Q
          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05127

                          Advance Capital I, Inc.
---------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

One Towne Square, Suite 444             Southfield, Michigan 48076
---------------------------------------------------------------------------
(Address of principal executive offices)          (Zip code)

                           Robert J. Cappelli
                       One Towne Square, Suite 444
                        Southfield, Michigan 48076
---------------------------------------------------------------------------
                 (Name and address of agent for service)

Registrant's telephone number, including area code: (248) 350-8543 Date of fiscal year end: 12/31

Date of reporting period: September 30, 2007

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5
( 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington,
DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1. Schedule of Investments.



ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER  30, 2007


Common Stock                             Shares  Value       Common Stock                                 Shares  Value
---------------------------------        ------  ----------- ---------------------------------            ------  -------------
BASIC MATERIALS - 1.9%                                       CONSUMER, CYCLICAL - 13.3%
  Agnico-Eagle Mines Ltd                 11,000 $   547,800   Advance Auto Parts, Inc.                    10,900 $     365,804
  Carpenter Technology Corp.             13,500   1,755,135   AnnTaylor Stores Corp.*                     11,800       373,706
  Ecolab, Inc.^                          21,800   1,028,960   Bed Bath & Beyond, Inc.*^                   29,300       999,716
  Sigma-Aldrich Corp.                    13,000     633,620   Boyd Gaming Corp.                            9,500       407,075
  Valspar Corp.                          15,600     424,476   Centex Corp.^                                6,500       172,705
                                                              Cheesecake Factory*                          8,700       204,189
COMMUNICATIONS - 11.3%                                        Choice Hotels International                 20,200       760,934
  American Tower Corp.*                  45,000   1,959,300   Cintas Corp.^                               15,700       582,470
  Baidu.com*^                             3,000     868,950   Coach, Inc.*                                35,900     1,696,993
  Cablevision Systems Corp.*^            16,500     576,510   Dick's Sporting Goods, Inc.*^                8,000       537,200
  Clear Channel Outdoor*^                42,000   1,071,000   DreamWorks Animation*                        9,800       327,516
  Crown Castle International*^           43,400   1,763,342   Family Dollar Stores, Inc.^                 20,700       549,792
  Digital River, Inc.*^                  11,600     519,100   Fastenal Co.^                               14,400       653,904
  EW Scripps Co.^                        10,000     420,000   Harley-Davidson, Inc.^                      26,400     1,219,944
  Expedia, Inc.*^                        24,600     784,248   HNI Corp.^                                   6,000       216,000
  F5 Networks, Inc.*                     22,800     847,932   International Game Tech.                    35,500     1,530,050
  Focus Media Holding Ltd*^              14,200     823,884   KB Home^                                     7,000       175,420
  Foundry Networks, Inc.*                34,600     614,842   Lennar Corp.                                13,300       301,245
  Getty Images, Inc.*                     7,500     208,800   Marriott International, Inc.^               23,900     1,038,933
  JDS Uniphase Corp.*                    33,000     493,680   Mattel, Inc.                                29,400       689,724
  Juniper Networks, Inc.*                19,400     710,234   Melco PBL*^                                 18,500       305,250
  Lamar Advertising Co.*^                19,900     974,503   Men's Wearhouse, Inc.                        8,338       421,211
  Leap Wireless International*           21,600   1,757,592   Meritage Homes Corp.*^                       6,000        84,720
  McAfee, Inc.*                          20,300     707,861   O'Reilly Automotive, Inc.*                  12,600       420,966
  McGraw-Hill Cos., Inc.                 15,400     784,014   Panera Bread Co.*^                           7,700       314,160
  Meredith Corp.^                         8,100     464,130   PetSmart, Inc.^                             19,500       622,050
  MetroPCS Communications*^              18,400     501,952   Pulte Homes, Inc.^                           8,400       114,324
  NeuStar, Inc.*                         14,000     480,060   Ross Stores, Inc.                           22,000       564,080
  NII Holdings, Inc.*^                   15,900   1,306,185   Royal Caribbean Cruises                     10,300       402,009
  Omnicom Group, Inc.                    35,200   1,692,768   Shuffle Master, Inc.*^                      22,100       330,395
  SBA Communications Corp.*^             47,800   1,686,384   Skywest, Inc.                               18,800       473,196
  Shaw Communications, Inc.              24,800     616,032   Southwest Airlines Co.^                     53,800       796,240
  Sina Corp.*^                           16,500     789,525   Staples, Inc.                               31,200       670,488
  Symantec Corp.*^                       29,700     575,586   Starwood Hotels & Resorts                   20,300     1,233,225
  VeriSign, Inc.*^                       30,200   1,018,948   Thor Industries, Inc.                        9,500       427,405
  WPP Group PLC                          15,385   1,038,488   Tiffany & Co.^                              25,400     1,329,690
                                                              Tim Hortons, Inc.                           17,600       613,360
                                                              TJX Cos., Inc.^                             47,300     1,375,011
                                                              Toll Brothers, Inc.*^                       13,700       273,863
                                                              Tractor Supply Co.*^                         7,400       341,066


              See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER  30, 2007


Common Stock                             Shares  Value       Common Stock                                 Shares  Value
---------------------------------        ------  ----------- ---------------------------------            ------  -------------
CONSUMER, CYCLICAL - 13.3% (Continued)                       CONSUMER, NON-CYCLICAL - 22.2% (Continued)
  Urban Outfitters, Inc.*^               17,300 $   377,140   Humana, Inc.*                               14,500 $   1,013,260
  Williams-Sonoma, Inc.^                 19,700     642,614   Illumina, Inc.*^                            13,400       695,192
  Winnebago Industries^                  12,600     300,888   Integra LifeSciences*^                      10,000       485,800
  WMS Industries, Inc.*^                 15,900     526,290   Intuitive Surgical, Inc.*                    4,700     1,081,000
  WW Grainger, Inc.^                     10,000     911,900   Invitrogen Corp.*^                          10,100       825,473
  Wynn Resorts Ltd*^                     14,200   2,237,352   Iron Mountain, Inc.*                        24,600       749,808
  Yum! Brands, Inc.^                     52,200   1,765,926   ITT Educational Services*                    7,700       937,013
                                                              Laboratory Corp of America*^                12,200       954,406
CONSUMER, NON-CYCLICAL - 22.2%                                LECG Corp.*                                 16,300       242,870
  Alkermes, Inc.*^                       15,100     277,840   Lincare Holdings, Inc.*                     17,700       648,705
  Allergan, Inc.^                        29,408   1,895,934   Manpower, Inc.                               9,500       611,325
  American Medical Systems*^             20,700     350,865   Martek Biosciences Corp.*^                  11,600       336,748
  Amylin Pharmaceuticals*                 9,700     485,000   McCormick & Co., Inc.^                      23,500       845,295
  Apollo Group, Inc.*^                   13,729     825,799   Medarex, Inc.*^                             26,600       376,656
  Arthrocare Corp.*^                      9,500     530,955   Millipore Corp.*^                            8,200       621,560
  Avery Dennison Corp.                    7,800     444,756   Monster Worldwide, Inc.*                    25,000       851,500
  Avon Products, Inc.                    42,000   1,576,260   Moody's Corp.^                              24,000     1,209,600
  Becton Dickinson & Co.                  5,400     443,070   Patterson Cos., Inc.*^                       9,200       355,212
  Brown-Forman Corp.^                    12,200     913,902   Qiagen^                                     25,300       491,073
  Celgene Corp.*^                         6,600     470,646   Quanta Services, Inc.*^                     43,400     1,147,930
  Cephalon, Inc.*^                       14,700   1,073,982   Quest Diagnostics, Inc.                     13,422       775,389
  Charles River Laboratories*            16,400     920,860   Resmed, Inc.*                               17,000       728,790
  ChoicePoint, Inc.*^                    11,800     447,456   Respironics, Inc.*                          13,400       643,602
  Clorox Co.^                            12,000     731,880   Ritchie Bros Auctioneers                    19,300     1,256,430
  Corporate Executive Board              10,100     749,824   Robert Half International, Inc.             29,600       883,856
  Coventry Health Care, Inc.*            17,150   1,066,902   Sepracor, Inc.*^                             9,400       258,500
  CR Bard, Inc.^                         10,000     881,900   St Jude Medical, Inc.*                      40,200     1,771,614
  DaVita, Inc.*                          11,500     726,570   Techne Corp.*                               13,700       864,196
  Dentsply International, Inc.           12,700     528,828   Theravance, Inc.*                           14,400       375,696
  DeVry, Inc.                            18,700     692,087   Varian Medical Systems*                     14,200       594,838
  Edwards Lifesciences Corp.*^            8,000     394,480   Vertex Pharmaceuticals*^                    13,970       536,588
  Elan Corp PLC*                         28,400     597,536   VistaPrint Ltd*^                            12,300       459,651
  Equifax, Inc.                          14,200     541,304   WABCO Holdings, Inc.                        16,400       766,700
  Express Scripts, Inc.*^                30,200   1,685,764   Western Union Co.                           21,300       446,661
  Gen-Probe, Inc.*^                       8,700     579,246   WM Wrigley Jr Co.                           22,000     1,413,060
  Genzyme Corp.*                          9,500     588,620   Zimmer Holdings, Inc.*                       5,000       404,950
  H&R Block, Inc.^                       14,400     304,992
  Health Net, Inc.*                      19,100   1,032,355
  Healthways, Inc.*^                     12,400     669,228
  Henry Schein, Inc.*^                   12,000     730,080
  Hershey Co.^                           18,300     849,303
  Hologic, Inc.*^                        10,400     634,400



              See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER  30, 2007


Common Stock                             Shares  Value       Common Stock                                 Shares  Value
---------------------------------        ------  ----------- ---------------------------------            ------  -------------

ENERGY - 8.5%                                                FINANCIAL - 9.6% (Continued)
  Bill Barrett Corp.*^                   10,600 $   417,746   MBIA, Inc.^                                  9,500 $     579,975
  BJ Services Co.                        17,800     472,590   Northern Trust Corp.                        29,300     1,941,711
  Cameron International Corp.*^          21,300   1,965,777   Nymex Holdings, Inc.^                       11,400     1,484,052
  Compton Petroleum Corp.*^              33,800     315,692   OneBeacon Insurance Group                   16,900       364,195
  Consol Energy, Inc.^                   21,300     992,580   optionsXpress Holdings, Inc.^               11,200       292,768
  Core Laboratories*                     11,600   1,477,724   RenaissanceRe Holdings                       7,500       490,575
  Diamond Offshore Drilling               4,600     521,134   SVB Financial Group*^                        8,300       393,088
  FMC Technologies, Inc.*^               35,500   2,046,930   Synovus Financial Corp.                     12,800       359,040
  Foundation Coal Holdings               20,900     819,280   TD Ameritrade*                              23,600       429,992
  Grant Prideco, Inc.*                   31,300   1,706,476   UCBH Holdings, Inc.^                        19,000       332,120
  Mariner Energy, Inc.*^                 18,000     372,780   Willis Group Holdings Ltd                    9,500       388,930
  Murphy Oil Corp.^                      19,000   1,327,910
  Nabors Industries Ltd*^                14,000     430,780  INDUSTRIAL - 13.8%
  Smith International, Inc.^             26,700   1,906,380   Alliant Techsystems, Inc.*                   7,500       819,750
  Tetra Technologies, Inc.*^             15,000     317,100   Ametek, Inc.                                22,300       963,806
  Ultra Petroleum Corp.*                 12,400     769,296   CH Robinson Worldwide, Inc.                 24,100     1,308,389
  Weatherford International Ltd*^        22,170   1,489,381   Cogent, Inc.*^                              35,800       561,344
  Williams Cos., Inc.                    45,000   1,532,700   Cymer, Inc.*^                                6,500       249,535
  XTO Energy, Inc.                       10,500     649,320   Dolby Laboratories, Inc.*                   18,100       630,242
                                                              Donaldson Co., Inc.                         25,300     1,056,528
FINANCIAL - 9.6%                                              Empresa Brasileira*                         14,900       654,408
  Affiliated Managers Group*^             7,300     930,823   Expeditors International                    26,800     1,267,640
  AMBAC Financial Group^                  8,950     563,045   Flir Systems, Inc.*^                        10,200       564,978
  AON Corp.^                             10,900     488,429   Fluor Corp.^                                13,400     1,929,332
  Arch Capital Group Ltd*                 9,500     706,895   Foster Wheeler Ltd*^                        12,900     1,693,512
  Axis Capital Holdings Ltd              12,000     466,920   Garmin Ltd                                   5,700       680,580
  Bear Stearns Cos., Inc.                 5,900     724,579   General Cable Corp.*^                        8,400       563,808
  BlackRock, Inc.^                        5,300     919,073   Genlyte Group, Inc.*^                        6,500       417,690
  Brown & Brown, Inc.^                   12,800     336,640   Gentex Corp.^                               15,000       321,600
  CME Group, Inc.                         2,962   1,739,731   Graco, Inc.                                 19,800       774,378
  Cigna Corp.                            16,600     884,614   IDEX Corp.                                  21,225       772,378
  City National Corp.                     4,500     312,795   II-VI, Inc.*                                11,200       386,736
  East West Bancorp, Inc.^               11,300     406,348   ITT Corp.                                    9,700       658,921
  Eaton Vance Corp.^                     23,000     919,080   Jabil Circuit, Inc.                         44,100     1,007,244
  Federated Investors, Inc.^             13,700     543,890   Joy Global, Inc.^                           14,800       752,728
  First Horizon National Corp.^          12,100     322,586   Landstar System, Inc.                       23,800       998,886
  Interactive Brokers Group*             15,400     404,404   McDermott International, Inc.*              37,400     2,022,592
  IntercontinentalExchange*^              8,500   1,291,150   National Instruments Corp.                  15,250       523,533
  Janus Capital Group, Inc.^             18,100     511,868   Pall Corp.                                  11,400       443,460
  Lazard Ltd^                            30,900   1,310,160   Precision Castparts Corp.                   13,400     1,982,932
  Legg Mason, Inc.                        6,400     539,456   Republic Services, Inc.                     32,650     1,067,982
  Markel Corp.*                             800     387,200   Rockwell Collins, Inc.                      24,500     1,789,480
  Marsh & McLennan Cos.^                 13,000     331,500   Roper Industries, Inc.                      13,200       864,600
                                                              Sealed Air Corp.^                           18,400       470,304
                                                              Stericycle, Inc.*                           17,400       994,584


              See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER  30, 2007


                                                             Common Stock, Cash Collateral and         Shares/
Common Stock                             Shares  Value       Short-Term Investments                    Principal  Value
---------------------------------        ------  ----------- --------------------------------------    ---------  -------------
INDUSTRIAL - 13.8% (Continued)                               TECHNOLOGY - 18.3% (Continued)
  Thermo Fisher Scientific*               7,800 $   450,216   MEMC Electronic Materials*                  12,300 $     723,978
  UTi Worldwide, Inc.                    24,400     560,712   Microchip Technology, Inc.^                 45,557     1,654,630
  Waters Corp.*                          18,100   1,211,252   MoneyGram International                     27,000       609,930
  Zebra Technologies Corp.*              11,000     401,390   National Semiconductor                      43,100     1,168,872
                                                              NAVTEQ Corp.*                               13,000     1,013,610
TECHNOLOGY - 18.3%                                            Network Appliance, Inc.*^                   50,000     1,345,500
  Activision, Inc.*^                     44,554     961,921   ON Semiconductor Corp.*                     38,800       487,328
  Altera Corp.^                          72,900   1,755,432   Paychex, Inc.^                              37,487     1,536,967
  American Reprographics Co.*            36,200     677,664   Perot Systems Corp.*^                       31,000       524,210
  Analog Devices, Inc.^                  42,000   1,518,720   QLogic Corp.*                               40,300       542,035
  Autodesk, Inc.*                        34,200   1,708,974   Red Hat, Inc.*^                             75,700     1,504,159
  Avid Technology, Inc.*^                 5,800     157,064   Salesforce.com, Inc.*^                      14,800       759,536
  Broadcom Corp.*                        32,200   1,173,368   Satyam Computer Services                    39,000     1,009,710
  Cadence Design Systems*^               20,700     459,333   Seagate Technology                          44,600     1,140,868
  Citrix Systems, Inc.*^                 18,600     749,952   SEI Investments Co.                         15,900       433,752
  Cognizant Technology Sol.*             19,356   1,544,415   Silicon Laboratories, Inc.*                 20,300       847,728
  Cognos, Inc.*                           9,500     394,535   Synopsys, Inc.*                             13,000       352,040
  DST Systems, Inc.*                      5,400     463,374   Teradyne, Inc.*                             25,900       357,420
  Dun & Bradstreet Corp.                  6,900     680,409   THQ, Inc.*                                  25,750       643,235
  Electronic Arts, Inc.*^                27,600   1,545,324   Xilinx, Inc.^                               65,800     1,720,012
  Factset Research Systems               10,800     740,340
  Fairchild Semiconductor*               21,700     405,356  UTILITIES - 1.1%
  Fidelity National Information           7,300     323,901   AES Corp.*                                  60,000     1,202,400
  Fiserv, Inc.*                          11,000     559,460   Reliant Energy, Inc.*                       54,600     1,397,760
  Global Payments, Inc.                  10,200     451,044                                                      -------------
  Integrated Device Tech.*               25,700     397,836  TOTAL COMMON STOCK - 100.0%
  Intersil Corp.                         16,300     544,909   (Cost $172,917,574)                                  230,739,789
  Intuit, Inc.*^                         34,700   1,051,410
  Jack Henry & Associates                15,800     408,588  INVESTMENT OF CASH COLLATERAL - 40.0%
  Kla-Tencor Corp.^                       7,700     429,506   CSFB Separately Managed Account         92,533,911    92,533,911
  Lam Research Corp.*^                    8,400     447,384
  Linear Technology Corp.^               50,600   1,770,494  SHORT-TERM INVESTMENTS - 0.1%
  Logitech International*                16,500     487,575   Fifth Third Institutional Money Market $   148,830       148,830
  Marvell Technology Group*              46,300     757,931                                                      -------------
  Maxim Integrated Products              45,100   1,323,685  TOTAL INVESTMENTS IN SECURITIES - 140.1%
                                                              (Cost $265,600,315)                                  323,422,530

                                                             OTHER ASSETS LESS LIABILITIES - (40.1%)               (92,567,988)
                                                             TOTAL NET ASSETS - 100.0%                           $ 230,854,542
                                                                                                                ==============



             See Notes To Financial Statements

* Securities are non-income producing

^ A portion of these securities are on loan. At September
30, 2007, the total market value of the Fund's securities on loan is $90,020,251 and the total market value of the collateral held by the Fund is $92,533,911.

ADR - American Depository Receipt



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2007


Common Stock                               Shares    Value           Common Stock                   Shares    Value
-----------------------------------------  --------  -------------   -----------------------------  -------- -------------
BASIC MATERIALS - 2.2%                                               COMMUNICATIONS - 5.9% (Cont'd)
  Agnico-Eagle Mines Ltd                     20,600  $   1,025,880     SBA Communications Corp.*^    18,000  $     635,040
  Alcoa, Inc.                                33,500      1,310,520     Shaw Communications, Inc.      9,900        245,916
  BHP Billiton Ltd^                          20,400      1,603,440     Sina Corp.*^                   7,100        339,735
  Carpenter Technology Corp.                 10,100      1,313,101     Symantec Corp.*^              44,600        864,348
  Ecolab, Inc.                               10,100        476,720     Time Warner, Inc.             57,400      1,053,864
  International Paper Co.                    14,700        527,289     VeriSign, Inc.*^              10,100        340,774
  Rio Tinto PLC^                              4,500      1,545,300     Viacom, Inc.*                 18,097        705,240
  Rohm & Haas Co.                            10,000        556,700     Walt Disney Co.               27,400        942,286
  Sigma-Aldrich Corp.                         4,000        194,960     WPP Group PLC^                16,889      1,140,008
  Valspar Corp.                              29,200        794,532
                                                                     CONSUMER, CYCLICAL - 6.9%
COMMUNICATIONS - 5.9%                                                  Advance Auto Parts, Inc.       4,800        161,088
  America Movil                              18,900      1,209,600     AnnTaylor Stores Corp.*        5,400        171,018
  American Tower Corp.*                      17,400        757,596     Bed Bath & Beyond, Inc.*^     11,300        385,556
  Baidu.com*                                  1,300        376,545     Boyd Gaming Corp.              4,000        171,400
  Cablevision Systems Corp.*^                 6,900        241,086     Carnival Corp.^               15,000        726,450
  CBS Corp.^                                 14,897        469,256     Centex Corp.^                 12,600        334,782
  Cisco Systems, Inc.*                       63,400      2,100,442     Cheesecake Factory*^           3,600         84,492
  Clear Channel Outdoor*                     18,900        481,950     Choice Hotels International    9,000        339,030
  Crown Castle International*^               18,800        763,844     Cintas Corp.^                 19,400        719,740
  Digital River, Inc.*^                       6,000        268,500     Coach, Inc.*                  15,400        727,958
  eBay, Inc.*^                               21,000        819,420     Dick's Sporting Goods, Inc.*   2,900        194,735
  EW Scripps Co.^                             4,000        168,000     DreamWorks Animation*          4,100        137,022
  Expedia, Inc.*^                            11,100        353,868     Family Dollar Stores, Inc.^   36,100        958,816
  F5 Networks, Inc.*                          9,000        334,710     Fastenal Co.                   6,300        286,083
  Focus Media Holding Ltd*^                   7,400        429,348     Harley-Davidson, Inc.^        21,900      1,011,999
  Foundry Networks, Inc.*                    11,000        195,470     HNI Corp.^                     3,300        118,800
  Getty Images, Inc.*                         3,500         97,440     Home Depot, Inc.^             51,000      1,654,440
  JDS Uniphase Corp.*                        14,900        222,904     International Game Tech.      30,700      1,323,170
  Juniper Networks, Inc.*                     8,200        300,202     KB Home^                       4,200        105,252
  Lamar Advertising Co.*^                     9,500        465,215     Lennar Corp.                  27,400        620,610
  Leap Wireless International*                8,800        716,056     Marriott International, Inc.  28,300      1,230,201
  McAfee, Inc.*                               8,800        306,856     Mattel, Inc.                  39,200        919,632
  McGraw-Hill Cos., Inc.^                    39,400      2,005,854     McDonald's Corp.              25,200      1,372,644
  Meredith Corp.^                            11,400        653,220     Melco PBL*^                    8,100        133,650
  MetroPCS Communications*^                   8,200        223,696
  NeuStar, Inc.*                              5,900        202,311
  News Corp.^                                28,900        675,971
  NII Holdings, Inc.*^                        6,900        566,835
  Nokia OYJ^                                 42,300      1,604,439
  Omnicom Group, Inc.                        29,300      1,409,037



See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2007


Common Stock                               Shares    Value           Common Stock                   Shares    Value
-----------------------------------------  --------  -------------   -----------------------------  -------- -------------
CONSUMER, CYCLICAL - 6.9% (Continued)                                CONSUMER, NON-CYCLICAL - 17.2% (Cont'd)
  Men's Wearhouse, Inc.                       4,375  $     221,025     Becton Dickinson & Co.         2,500  $     205,125
  Meritage Homes Corp.*^                      2,500         35,300     Brown-Forman Corp.            14,900      1,116,159
  Nike, Inc.^                                12,500        733,250     Cardinal Health, Inc.          9,000        562,770
  O'Reilly Automotive, Inc.*                  5,800        193,778     Celgene Corp.*^                3,000        213,930
  Panera Bread Co.*^                          3,500        142,800     Cephalon, Inc.*^               6,500        474,890
  PetSmart, Inc.^                             8,500        271,150     Charles River Laboratories*    7,400        415,510
  Pulte Homes, Inc.^                          8,000        108,880     ChoicePoint, Inc.*             4,866        184,519
  Ross Stores, Inc.                          10,800        276,912     Clorox Co.^                   15,300        933,147
  Royal Caribbean Cruises                     4,400        171,732     Coca-Cola Co.                 39,300      2,258,571
  Shuffle Master, Inc.*^                     12,050        180,148     Colgate-Palmolive Co.         19,300      1,376,476
  Skywest, Inc.                               7,900        198,843     Corporate Executive Board      4,600        341,504
  Southwest Airlines Co.^                    70,300      1,040,440     Coventry Health Care, Inc.*    7,750        482,128
  Staples, Inc.^                             13,400        287,966     CR Bard, Inc.                  4,800        423,312
  Starwood Hotels & Resorts                   8,500        516,375     DaVita, Inc.*                  4,050        255,879
  Thor Industries, Inc.                       4,700        211,453     Dentsply International, Inc.   5,400        224,856
  Tiffany & Co.^                             11,700        612,495     DeVry, Inc.                    8,700        321,987
  Tim Hortons, Inc.                           9,800        341,530     Diageo PLC                    11,800      1,035,214
  TJX Cos., Inc.^                            42,800      1,244,196     Edwards Lifesciences Corp.*^   3,600        177,516
  Toll Brothers, Inc.*^                       7,100        141,929     Elan Corp PLC*                15,700        330,328
  Tractor Supply Co.*^                        4,100        188,969     Eli Lilly & Co.               30,800      1,753,444
  Urban Outfitters, Inc.*^                    7,700        167,860     Equifax, Inc.                  5,500        209,660
  Walgreen Co.                               13,000        614,120     Express Scripts, Inc.*^       12,800        714,496
  Wal-Mart Stores, Inc.                      55,300      2,413,845     General Mills, Inc.           12,300        713,523
  Williams-Sonoma, Inc.^                      8,800        287,056     Gen-Probe, Inc.*               3,900        259,662
  Winnebago Industries^                      16,400        391,632     Genzyme Corp.*                 4,500        278,820
  WMS Industries, Inc.*^                      6,300        208,530     GlaxoSmithKline PLC^          14,900        792,680
  WW Grainger, Inc.^                         14,500      1,322,255     H&R Block, Inc.^               6,400        135,552
  Wynn Resorts Ltd*^                          6,300        992,628     Health Net, Inc.*              8,600        464,830
  Yum! Brands, Inc.^                         41,000      1,387,030     Healthways, Inc.*^             5,400        291,438
                                                                       Henry Schein, Inc.*^           5,400        328,536
CONSUMER, NON-CYCLICAL - 17.2%                                         Hershey Co.^                  19,100        886,431
  Abbott Laboratories                        13,275        711,806     Hologic, Inc.*^                4,500        274,500
  Alkermes, Inc.*^                            6,400        117,760     Humana, Inc.*                  6,200        433,256
  Allergan, Inc.                             12,740        821,348     Illumina, Inc.*^               6,000        311,280
  Altria Group, Inc.                         57,100      3,970,163     Integra LifeSciences*^         3,800        184,604
  American Medical Systems*^                  9,100        154,245     Intuitive Surgical, Inc.*      2,000        460,000
  Amgen, Inc.*                                8,000        452,560     Invitrogen Corp.*              5,500        449,515
  Amylin Pharmaceuticals*                     4,200        210,000     Iron Mountain, Inc.*           9,712        296,022
  Anheuser-Busch Cos., Inc.                  15,000        749,850     ITT Educational Services*      2,900        352,901
  Apollo Group, Inc.*^                        7,545        453,832     Johnson & Johnson             58,700      3,856,590
  Arthrocare Corp.*                           3,300        184,437     Kellogg Co.^                  11,000        616,000
  AstraZeneca PLC                            11,200        560,784     Kimberly-Clark Corp.          13,700        962,562
  Avery Dennison Corp.                       11,000        627,220
  Avon Products, Inc.                        35,700      1,339,821
  Baxter International, Inc.                 13,400        754,152



See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2007


Common Stock                               Shares    Value           Common Stock                   Shares    Value
-----------------------------------------  --------  -------------   -----------------------------  -------- -------------
CONSUMER, NON-CYCLICAL - 17.2% (Continued)                           ENERGY - 7.7%
  Kraft Foods, Inc.                          32,594  $   1,124,819     Apache Corp.                   8,900        801,534
  Laboratory Corp of America*                 5,700        445,911     Baker Hughes, Inc.            20,800      1,879,696
  LECG Corp.*                                 7,600        113,240     Bill Barrett Corp.*^           5,900        232,519
  Lincare Holdings, Inc.*                     8,900        326,185     BJ Services Co.               25,900        687,645
  Manpower, Inc.                              3,300        212,355     BP PLC^                       10,892        755,360
  Martek Biosciences Corp.*^                  4,900        142,247     Chevron Corp.                 23,642      2,212,418
  McCormick & Co., Inc.^                     10,600        381,282     Cameron International Corp.*   8,500        784,465
  Medarex, Inc.*^                            10,300        145,848     Compton Petroleum Corp.*      14,100        131,694
  Medtronic, Inc.                            16,000        902,560     Consol Energy, Inc.^          23,800      1,109,080
  Merck & Co., Inc.                          74,000      3,825,060     Core Laboratories*             5,800        738,862
  Millipore Corp.*^                           3,300        250,140     Devon Energy Corp.             8,200        682,240
  Monster Worldwide, Inc.*                   11,100        378,066     Diamond Offshore Drilling      2,500        283,225
  Moody's Corp.^                             30,000      1,512,000     Exxon Mobil Corp.             29,402      2,721,449
  Novartis AG                                17,000        934,320     FMC Technologies, Inc.*       14,000        807,240
  Patterson Cos., Inc.*                       3,900        150,579     Foundation Coal Holdings^     29,100      1,140,720
  PepsiCo., Inc.                             29,900      2,190,474     Grant Prideco, Inc.*          13,600        741,472
  Pfizer, Inc.                              149,886      3,661,715     Mariner Energy, Inc.*          9,200        190,532
  Procter & Gamble Co.^                      54,500      3,833,530     Murphy Oil Corp.^             19,500      1,362,855
  Qiagen^                                    11,200        217,392     Nabors Industries Ltd*         6,400        196,928
  Quanta Services, Inc.*^                    19,500        515,775     Royal Dutch Shell PLC         10,600        871,108
  Quest Diagnostics, Inc.                    16,388        946,735     Schlumberger Ltd^             34,460      3,618,300
  Resmed, Inc.*                               6,800        291,516     Smith International, Inc.^    31,600      2,256,240
  Respironics, Inc.*                          5,300        254,559     Tetra Technologies, Inc.*      6,600        139,524
  Ritchie Bros Auctioneers                    7,600        494,760     Total SA^                     33,500      2,714,505
  Robert Half International, Inc.            13,400        400,124     Ultra Petroleum Corp.*        16,900      1,048,476
  Schering-Plough Corp.                      42,000      1,328,460     Weatherford International Lt  21,700      1,457,806
  Sepracor, Inc.*^                            5,500        151,250     Williams Cos., Inc.           39,900      1,358,994
  St Jude Medical, Inc.*                     16,100        709,527     XTO Energy, Inc.^             16,566      1,024,441
  SYSCO Corp.                                19,700        701,123
  Techne Corp.*                               5,100        321,708   FINANCIAL - 12.9%
  Theravance, Inc.*                           6,100        159,149     Affiliated Managers Group*^    3,300        420,783
  UnitedHealth Group, Inc.                   14,440        699,329     Aflac, Inc.                   20,700      1,180,728
  UST, Inc.                                   9,500        471,200     AMBAC Financial Group, Inc.^  10,800        679,428
  Varian Medical Systems*                     5,800        242,962     American Express Co.          19,000      1,128,030
  Vertex Pharmaceuticals, Inc.*^              6,950        266,950     American International Group  63,180      4,274,127
  VistaPrint Ltd*                             5,600        209,272     AON Corp.^                     4,500        201,645
  WABCO Holdings, Inc.                        6,300        294,525     Arch Capital Group Ltd*        4,100        305,081
  WellPoint, Inc.*                           20,100      1,586,292     Axis Capital Holdings Ltd      3,700        143,967
  Western Union Co.                          28,852        605,026     Bank of America Corp.         59,226      2,977,291
  WM Wrigley Jr Co.                          18,550      1,191,467     Bank of New York              25,471      1,124,290
  Wyeth                                      35,300      1,572,615     Bear Stearns Cos., Inc.        9,800      1,203,538
  Zimmer Holdings, Inc.*                      2,200        178,178     BlackRock, Inc.                2,200        381,502
                                                                       Brown & Brown, Inc.^           7,200        189,360
                                                                       Cigna Corp.                    8,500        452,965


See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2007


Common Stock                               Shares    Value           Common Stock                   Shares    Value
-----------------------------------------  --------  -------------   -----------------------------  -------- -------------
FINANCIAL - 12.9% (Continued)                                        INDUSTRIAL - 8.7%
  Citigroup, Inc.                            92,244  $   4,305,027     3M Co.                        20,700  $   1,937,106
  City National Corp.                        12,300        854,973     Agilent Technologies, Inc.*   16,500        608,520
  CME Group, Inc.                             1,375        807,606     Alliant Techsystems, Inc.*     8,800        961,840
  Countrywide Financial Corp.^               21,598        410,578     Ametek, Inc.                   8,300        358,726
  East West Bancorp, Inc.                     5,500        197,780     Boeing Co.                    13,440      1,411,066
  Eaton Vance Corp.^                          9,600        383,616     Caterpillar, Inc.             13,300      1,043,119
  Federal National Mortgage                  33,800      2,055,378     CH Robinson Worldwide, Inc.^  10,400        564,616
  Federated Investors, Inc.^                 20,500        813,850     Cogent, Inc.*^                13,600        213,248
  Fifth Third Bancorp.                       12,900        437,052     Cymer, Inc.*^                  2,900        111,331
  First Horizon National Corp.^              21,900        583,854     Dolby Laboratories, Inc.*      8,200        285,524
  Freddie Mac                                27,600      1,628,676     Donaldson Co., Inc.            9,700        405,072
  Goldman Sachs Group, Inc.                  13,800      2,991,012     Emerson Electric Co.          13,000        691,860
  Hartford Financial Services                 8,500        786,675     Empresa Brasileira*^           6,600        289,872
  Interactive Brokers Group*                  6,900        181,194     Expeditors International      10,900        515,570
  IntercontinentalExchange*^                  4,200        637,980     Flir Systems, Inc.*^           3,700        204,943
  Janus Capital Group, Inc.^                 10,100        285,628     Fluor Corp.^                  11,400      1,641,372
  Lazard Ltd^                                11,900        504,560     Foster Wheeler Ltd*^           6,500        853,320
  Legg Mason, Inc.                            2,450        206,511     Garmin Ltd                     1,700        202,980
  Lehman Brothers Holdings^                  21,266      1,312,750     General Cable Corp.*^          3,800        255,056
  Markel Corp.*                                 400        193,600     General Dynamics Corp.        13,800      1,165,686
  Marsh & McLennan Cos.^                     22,800        581,400     General Electric Co.         151,300      6,263,820
  MBIA, Inc.^                                12,750        778,388     Genlyte Group, Inc.*^          3,500        224,910
  Merrill Lynch & Co., Inc.^                 17,200      1,226,016     Gentex Corp.^                  7,200        154,368
  Morgan Stanley                             28,800      1,814,400     Graco, Inc.                    6,300        246,393
  Northern Trust Corp.                       23,700      1,570,599     Honeywell International, Inc  19,800      1,177,506
  Nymex Holdings, Inc.^                       4,800        624,864     IDEX Corp.                     7,425        270,196
  OneBeacon Insurance Group                   7,200        155,160     II-VI, Inc.*                   6,000        207,180
  optionsXpress Holdings, Inc.                4,700        122,858     Illinois Tool Works, Inc.^    27,100      1,616,244
  Progressive Corp.^                         19,200        372,672     ITT Corp.                      4,300        292,099
  RenaissanceRe Holdings                     12,300        804,543     Jabil Circuit, Inc.           38,000        867,920
  St Joe Co.*^                               20,500        689,005     Joy Global, Inc.^             17,900        910,394
  State Street Corp.^                        17,300      1,179,168     Kennametal, Inc.^              9,800        823,004
  SVB Financial Group*^                       4,200        198,912     Landstar System, Inc.         11,900        499,443
  Synovus Financial Corp.                    31,300        877,965     Lockheed Martin Corp.         10,300      1,117,447
  TD Ameritrade*^                            10,100        184,022     McDermott International, Inc  15,200        822,016
  Travelers Cos., Inc.                       13,800        694,692     National Instruments Corp.     6,650        228,295
  UBS AG                                     26,400      1,405,800     Pall Corp.                     4,900        190,610
  UCBH Holdings, Inc.^                        8,000        139,840     Precision Castparts Corp.^     5,700        843,486
  US Bancorp.^                               30,928      1,006,088     Republic Services, Inc.       42,400      1,386,904
  Wells Fargo & Co.                         113,860      4,055,693     Rockwell Collins, Inc.        11,000        803,440
  Willis Group Holdings Ltd                  22,800        933,432     Roper Industries, Inc.         6,600        432,300
                                                                       Sealed Air Corp.^             24,400        623,664
                                                                       Stericycle, Inc.*              7,100        405,836
                                                                       Thermo Fisher Scientific*      4,000        230,880
                                                                       United Technologies Corp.     13,800      1,110,624



See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2007

                                                                     Common Stock, Cash Collateral and
Common Stock                               Shares    Value           Repurchase Agreement          Shares    Value
-----------------------------------------  --------  -------------   -----------------------------  -------- -------------
INDUSTRIAL - 8.7% (Continued)                                        TECHNOLOGY - 8.6% (Continued)
  UTi Worldwide, Inc.                         8,800  $     202,224     Microchip Technology, Inc.^   46,812  $   1,700,212
  Waters Corp.*                               7,300        488,516     Microsoft Corp.              132,400      3,900,504
  Zebra Technologies Corp.*                   3,100        113,119     MoneyGram International        9,300        210,087
                                                                       National Semiconductor        40,800      1,106,496
TECHNOLOGY - 8.6%                                                      NAVTEQ Corp.*^                 5,600        436,632
  Activision, Inc.*^                         19,221        414,981     Network Appliance, Inc.*^     22,500        605,475
  Altera Corp.^                              29,800        717,584     ON Semiconductor Corp.*       17,500        219,800
  American Reprographics Co.*^               14,500        271,440     Oracle Corp.*                 44,900        972,085
  Analog Devices, Inc.^                      43,900      1,587,424     Paychex, Inc.^                37,893      1,553,613
  Autodesk, Inc.*                            14,200        709,574     Perot Systems Corp.*          11,600        196,156
  Automatic Data Processing                  39,500      1,814,235     QLogic Corp.*                 15,100        203,095
  Avid Technology, Inc.*^                     2,700         73,116     Red Hat, Inc.*^               35,400        703,398
  Broadcom Corp.*^                           14,500        528,380     Salesforce.com, Inc.*          6,900        354,108
  Broadridge Fin. Solutions                   8,875        168,181     Satyam Computer Services      17,000        440,130
  Cadence Design Systems*                     8,800        195,272     Seagate Technology            20,100        514,158
  Citrix Systems, Inc.*                       7,600        306,432     SEI Investments Co.            7,500        204,600
  Cognizant Technology Sol.*^                 7,768        619,809     Silicon Laboratories, Inc.*    8,300        346,608
  Cognos, Inc.*                               4,100        170,273     Synopsys, Inc.*                7,900        213,932
  Dell, Inc.*                                46,800      1,291,680     Teradyne, Inc.*               11,200        154,560
  DST Systems, Inc.*                          2,500        214,525     Texas Instruments, Inc.       32,500      1,189,175
  Dun & Bradstreet Corp.                      2,500        246,525     THQ, Inc.*                    11,650        291,017
  Electronic Arts, Inc.*                     13,600        761,464     Xilinx, Inc.^                 59,200      1,547,488
  Factset Research Systems                    5,200        356,460
  Fairchild Semiconductor*                    9,100        169,988   UTILITIES - 2.6%
  Fidelity National Information               3,400        150,858     AES Corp.*                    21,800        436,872
  Fiserv, Inc.*                               3,750        190,725     Allegheny Energy, Inc.        14,000        731,640
  Global Payments, Inc.                       5,200        229,944     Constellation Energy Group^   11,300        969,427
  Integrated Device Tech.*                   14,800        229,104     Duke Energy Corp.             38,500        719,565
  Intel Corp.^                              112,800      2,917,008     Edison International          12,700        704,215
  Intersil Corp.                              5,900        197,237     Entergy Corp.                 11,500      1,245,335
  Intuit, Inc.*                              16,000        484,800     Exelon Corp.                  16,750      1,262,280
  Jack Henry & Associates                     7,600        196,536     FPL Group, Inc.               14,000        852,320
  Kla-Tencor Corp.^                           3,200        178,496     Integrys Energy Group, Inc.^  10,000        512,300
  Lam Research Corp.*^                        3,400        181,084     Pinnacle West Capital Corp.^   9,100        359,541
  Linear Technology Corp.^                   21,000        734,790     Progress Energy, Inc.^        10,400        487,240
  Logitech International*^                    7,500        221,625     Reliant Energy, Inc.*         25,400        650,240
  Marvell Technology Group*^                 21,200        347,044     SCANA Corp.^                  10,400        402,896
  Maxim Integrated Products^                 55,400      1,625,990     Southern Co.^                 14,000        507,920
  MEMC Electronic Materials*                  6,200        364,932     TECO Energy, Inc.^            23,500        386,105
                                                                                                             --------------
                                                                     TOTAL COMMON STOCK - 72.7%
                                                                       (Cost $233,950,543)                   $ 302,674,627
                                                                                                             --------------


See Notes To Financial Statements

*Securities are non-income producing

^ A portion of these securities are on loan. At
September 30, 2007, the total market value of the Fund's securities on loan is $90,316,698 and the total market value of the collateral held by the Fund is $92,765,978.

ADR - American Depository Receipt



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2007


                                                                         Shares/
Fixed Income Securities                       Coupon      Maturity       Principal      Value
--------------------------------------------  ----------  -------------  -------------  ------------
BASIC MATERIALS - 0.6%
    BHP Billiton Finance USA Ltd                 7.250    03/01/2016    $    500,000    $    549,736
    Rohm & Haas Co.                              9.800    04/15/2020         325,000         396,481
    Westvaco Corp.                               7.650    03/15/2027       1,500,000       1,569,660

COMMUNICATIONS - 3.8%
    CBS Corp.                                    8.625    08/01/2012       1,000,000       1,117,345
    New Cingular Wireless Services               8.750    03/01/2031       1,000,000       1,266,048
    Comcast Holdings Corp.                      10.625    07/15/2012       2,000,000       2,374,870
    COX Communications, Inc.                     6.850    01/15/2018       1,050,000       1,098,755
    Deutsche Telekom International               8.000    06/15/2010       1,900,000       2,035,244
    Michigan Bell Telephone Co.                  7.850    01/15/2022       1,000,000       1,141,481
    News America, Inc.^                          6.625    01/09/2008       1,000,000       1,003,025
    Nextel Communications, Inc.                  7.375    08/01/2015       1,000,000       1,016,305
    TW, Inc.                                     9.150    02/01/2023       2,000,000       2,438,928
    Verizon New Jersey, Inc.                     8.000    06/01/2022         650,000         741,986
    Vodafone Group PLC                           5.375    01/30/2015       1,500,000       1,455,393

CONSUMER, CYCLICAL - 1.0%
    CVS Caremark Corp.                           5.750    06/01/2017       2,000,000       1,952,101
    Macys Retail Holdings, Inc.                  7.450    09/15/2011       1,000,000       1,042,849
    Wal-Mart Stores, Inc.                        5.875    04/05/2027       1,000,000         964,602

CONSUMER, NON-CYCLICAL - 0.7%
    Genentech, Inc.                              4.750    07/15/2015       1,000,000         942,854
    SC Johnson & Son, Inc.*                      5.750    02/15/2033       1,000,000         925,958
    Wyeth                                        5.500    02/15/2016       1,000,000         979,610

ENERGY - 1.7%
    Apache Corp.                                 5.625    01/15/2017       2,000,000       1,970,726
    Louisiana Land & Exploration                 7.625    04/15/2013       1,000,000       1,103,808
    Premcor Refining Group, Inc.                 7.500    06/15/2015       1,000,000       1,042,344
    StatoilHydro ASA                             7.500    10/01/2016       1,000,000       1,120,890
    Weatherford International, Inc.*             6.350    06/15/2017       2,000,000       2,034,524





See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2007


                                                                         Shares/
Fixed Income Securities                       Coupon      Maturity       Principal      Value
--------------------------------------------  ----------  -------------  -------------  ------------
FINANCIAL - 8.3%
    Allied Capital Corp.                         6.000    04/01/2012    $  1,000,000    $    995,095
    BankAmerica Institutional Capital*           7.700    12/31/2026       1,000,000       1,037,800
    Bank of America Corp.                        7.750    08/15/2015       1,250,000       1,392,779
    Bank One Corp.                              10.000    08/15/2010         750,000         846,290
    Bankers Trust Corp.                          7.500    11/15/2015       1,000,000       1,120,573
    Barnett Capital III                          5.536    02/01/2027       1,000,000         905,848
    CitiFinancial, Inc.                          6.625    06/01/2015       1,250,000       1,314,591
    Comerica Bank                                7.125    12/01/2013       1,050,000       1,063,993
    General Electric Capital Corp.               5.000    03/30/2019       1,000,000         934,876
    Goldman Sachs Group, Inc.                    6.875    01/15/2011       1,000,000       1,046,614
    Goldman Sachs Group, Inc.                    6.125    02/15/2033       1,000,000         979,890
    HSBC Finance Corp.                           6.375    11/27/2012       1,000,000       1,034,623
    Invesco PLC                                  5.625    04/17/2012       1,000,000       1,006,521
    Jefferies Group, Inc.                        6.450    06/08/2027       2,000,000       1,879,118
    JP Morgan Chase Capital XIII                 6.148    09/30/2034       2,000,000       1,840,250
    KeyCorp Capital III                          7.750    07/15/2029       1,000,000       1,080,925
    MBIA, Inc.                                   5.700    12/01/2034       1,000,000         810,800
    Morgan Stanley                               6.750    10/15/2013       1,000,000       1,048,959
    Morgan Stanley                               4.750    04/01/2014       1,000,000         939,321
    Morgan Stanley                               6.250    08/09/2026         500,000         492,393
    Munich Re America Corp.                      7.450    12/15/2026       2,122,000       2,331,628
    Nationwide Life Global Funding I*            5.450    10/02/2012       1,000,000         999,470
    Nationwide Mutual Insurance Co.*             6.600    04/15/2034       1,000,000         979,147
    Ohio National Financial Services*            7.000    07/15/2011       1,000,000       1,055,641
    Regions Financial Corp.                      7.750    09/15/2024       1,000,000       1,174,160
    Republic New York Corp.                      7.000    03/22/2011         500,000         523,821
    Santander Financial Issuances                6.375    02/15/2011       1,000,000       1,052,015
    Societe Generale                             5.500    09/22/2017       1,000,000         975,083
    SunAmerica, Inc.                             8.125    04/28/2023       1,000,000       1,188,829
    Twin Reefs Pass-Through Trust*               5.660                     1,900,000       1,505,731
    Washington Mutual, Inc.                      8.250    04/01/2010       1,000,000       1,054,947

GOVERNMENT - 0.2%
    Freddie Mac                                  6.000    11/20/2015       1,000,000       1,001,867





See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2007


                                                                         Shares/
Fixed Income Securities                       Coupon      Maturity       Principal      Value
--------------------------------------------  ----------  -------------  -------------  ------------
INDUSTRIAL - 1.4%
    Clark Equipment Co.                          8.000    05/01/2023    $    500,000    $    585,461
    FedEx Corp                                   8.760    05/22/2015       1,500,000       1,687,725
    Koninklijke Philips Electronics              7.250    08/15/2013       1,000,000       1,075,816
    Northrop Grumman                             6.250    01/15/2010         750,000         764,833
    Thomas & Betts Corp.                         7.250    06/01/2013       1,800,000       1,866,478

MORTGAGE SECURITIES - 6.5%
    Chase Mortgage Finance Corp.                 6.500    05/25/2036       1,363,812       1,383,052
    Countrywide Alternative Loan                 6.000    06/25/2037       1,931,304       1,919,247
    Countrywide Alternative Loan                 6.500    11/25/2037       1,600,000       1,574,000
    Fannie Mae Pool                              6.500    12/01/2032         650,754         667,040
    Fannie Mae Pool                              7.000    04/01/2033         907,612         941,049
    Fannie Mae Pool                              5.000    10/01/2035       1,121,893       1,113,182
    Freddie Mac Gold Pool                        6.500    06/01/2024         937,575         961,222
    Freddie Mac Gold Pool                        6.500    09/01/2031         904,139         926,882
    Freddie Mac Gold Pool                        7.000    10/01/2031       1,233,787       1,283,188
    Freddie Mac Gold Pool                        6.500    02/01/2032       1,290,783       1,321,516
    Freddie Mac Gold Pool                        6.500    08/01/2032       1,083,718       1,109,521
    Freddie Mac Gold Pool                        6.500    12/01/2032       1,514,186       1,551,696
    Freddie Mac Gold Pool                        6.500    04/01/2033         678,581         695,391
    Freddie Mac Gold Pool                        6.500    10/01/2034       1,024,827       1,049,227
    Ginnie Mae I pool                            6.000    01/15/2037       1,440,184       1,449,464
    Ginnie Mae II pool                           5.500    07/20/2033       1,027,844       1,011,414
    Ginnie Mae II pool                           5.500    09/20/2035       2,055,828       2,021,438
    Ginnie Mae II pool                           6.000    10/20/2035       1,134,766       1,140,743
    Lehman Mortgage Trust                        6.000    09/25/2036       1,414,613       1,395,605
    MASTR Asset Securitization Trust             6.250    05/25/2036       1,380,093       1,393,933
    Residential Asset Securitization             6.500    06/25/2037       1,829,618       1,854,008

TECHNOLOGY - 0.3%
    International Business Machines              8.375    11/01/2019       1,000,000       1,221,326


See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2007


Fixed Income Securities, Cash Collateral                                 Shares/
and Repurchase Agreement                      Coupon      Maturity       Principal      Value
--------------------------------------------  ----------  -------------  -------------  ------------
UTILITIES - 1.6%
    Entergy Gulf States, Inc.                    5.250    08/01/2015    $  1,750,000    $  1,649,457
    Michigan Consolidated Gas Co.                8.250    05/01/2014       1,050,000       1,189,007
    Northern States Power                        8.000    08/28/2012       1,000,000       1,112,214
    PSEG Power LLC                               5.500    12/01/2015       1,000,000         969,331
    Southern Power Co.                           6.375    11/15/2036       1,000,000         941,753
    Union Electric Co.                           6.750    05/01/2008       1,000,000       1,005,767
                                                                                        -------------
TOTAL FIXED-INCOME SECURITIES - 26.1%
    (Cost $109,732,110)                                                                  108,731,107

INVESTMENT OF CASH COLLATERAL - 22.5%
    CSFB Separately Managed Account                                       93,795,578      93,795,578

SHORT-TERM INVESTMENTS - 1.4%
    Fifth Third Institutional Money Market Fund                         $  5,642,521       5,642,521
                                                                                        -------------
TOTAL INVESTMENTS IN SECURITIES - 122.7%
    (Cost $443,120,752)                                                                  510,843,833

OTHER ASSETS LESS LIABILITIES - (22.7%)                                                  (94,480,172)
                                                                                        -------------
TOTAL NET ASSETS - 100.0%                                                               $416,363,661
                                                                                        =============



* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities a considered liquid and may be resold in transactions exempt from registration. At September 30, 2007, the aggregate market value of these securities amounted to $8,538,271 or 2.05% of net assets.

^ A portion of these securities are on loan. At
September 30, 2007, the total market value of the Fund's on loan is $91,324,372 and the total value of the collateral held by the Fund is $93,795,578.

See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2007



                                                                           Shares/
Fixed Income Securities                       Coupon       Maturity        Principal       Value
--------------------------------------------  -----------  --------------  --------------  -------------
BASIC MATERIALS - 3.1%
    AK Steel Corp.                                7.750     06/15/2012    $  2,000,000    $   2,024,999
    Appleton Papers, Inc.                         8.125     06/15/2011       2,000,000        1,975,000
    Cascades, Inc.                                7.250     02/15/2013       1,000,000          980,000
    Century Aluminum Co.                          7.500     08/15/2014       1,715,000        1,732,150
    CRA Finance USA Ltd                           7.125     12/01/2013         500,000          549,845
    Equistar Chemicals LP                        10.125     09/01/2008         360,000          371,700
    Placer Dome, Inc.                             7.750     06/15/2015       1,500,000        1,671,614
    Westvaco Corp.                                7.650     03/15/2027       3,000,000        3,139,320

COMMUNICATIONS - 8.4%
    ABC, Inc.                                     8.750     08/15/2021       1,242,000        1,598,952
    CBS Corp.                                     8.625     08/01/2012         750,000          838,010
    Cisco Systems, Inc.                           5.500     02/22/2016       2,000,000        1,986,628
    Comcast Cable Communications                  8.500     05/01/2027       1,000,000        1,196,107
    Comcast Holdings Corp.                       10.625     07/15/2012       1,500,000        1,781,153
    COX Communications, Inc.                      6.850     01/15/2018       1,250,000        1,308,041
    COX Enterprises, Inc.*                        7.375     07/15/2027       1,000,000        1,082,458
    Deutsche Telekom International                8.250     06/15/2030       2,000,000        2,448,325
    GCI, Inc.                                     7.250     02/15/2014       2,500,000        2,312,500
    GTE Corp.                                     8.750     11/01/2021       1,500,000        1,859,018
    Michigan Bell Telephone Co.                   7.850     01/15/2022       2,000,000        2,282,962
    New York Telephone Co.                        6.125     01/15/2010       1,000,000        1,018,760
    News America Holdings, Inc.                   8.500     02/23/2025       2,300,000        2,705,506
    News America, Inc.^                           6.625     01/09/2008       1,000,000        1,003,025
    Nextel Communications, Inc.^                  7.375     08/01/2015       2,800,000        2,845,654
    Pacific Bell                                  7.250     11/01/2027       2,000,000        2,065,240
    TW, Inc.                                      9.150     02/01/2023       3,000,000        3,658,392
    Verizon New Jersey, Inc.                      8.000     06/01/2022       1,000,000        1,141,517
    Walt Disney Co.                               6.300     01/25/2022       1,000,000          998,784

CONSUMER, CYCLICAL - 7.8%
    AmeriQual Group LLC*                          9.500     04/01/2012       2,500,000        2,374,999




See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2007



                                                                           Shares/
Fixed Income Securities                       Coupon       Maturity        Principal       Value
--------------------------------------------  -----------  --------------  --------------  -------------
CONSUMER, CYCLICAL - 7.8% (Continued)
    Brown Shoe Co., Inc.                          8.750     05/01/2012    $  2,640,000    $   2,719,200
    CVS Caremark Corp.                            5.750     06/01/2017       3,000,000        2,928,153
    Darden Restaurants, Inc.                      7.125     02/01/2016       1,500,000        1,566,227
    Harrah's Operating Co., Inc.                  5.375     12/15/2013       2,500,000        2,025,000
    JC Penney Corp, Inc.                          7.375     08/15/2008       2,250,000        2,282,409
    Majestic Star Casino LLC                      9.500     10/15/2010       2,500,000        2,400,000
    Meritor Automotive, Inc.                      6.800     02/15/2009         348,000          341,910
    MTR Gaming Group, Inc.                        9.750     04/01/2010       1,500,000        1,541,250
    OED Corp.                                     8.750     04/15/2012       2,000,000        1,995,000
    Standard-Pacific Corp.^                       9.250     04/15/2012       2,000,000        1,340,000
    Station Casinos, Inc.                         6.875     03/01/2016       2,500,000        2,174,999
    Target Corp.                                  5.375     05/01/2017       2,000,000        1,918,256
    Toro Co.                                      7.800     06/15/2027       2,177,000        2,303,542
    Wal-Mart Stores, Inc.                         5.800     02/15/2018       1,000,000        1,006,919
    Wal-Mart Stores, Inc.                         6.500     08/15/2037       1,000,000        1,037,730
    Wynn Las Vegas Capital Corp.                  6.625     12/01/2014       2,000,000        1,960,000

CONSUMER, NON-CYCLICAL - 7.2%
    Aetna, Inc.^                                  6.625     06/15/2036       1,000,000        1,017,158
    Archer-Daniels-Midland Co.                    8.375     04/15/2017       1,000,000        1,180,076
    AstraZeneca PLC^                              5.900     09/15/2017       2,000,000        2,030,136
    Avis Budget Car Rental LLC                    7.625     05/15/2014       2,500,000        2,456,250
    Campbell Soup Co.                             8.875     05/01/2021       2,000,000        2,543,856
    Constellation Brands, Inc.                    7.250     09/01/2016       1,000,000        1,000,000
    FBG Finance Ltd*                              5.125     06/15/2015       2,000,000        1,886,216
    Genentech, Inc.                               4.750     07/15/2015       3,000,000        2,828,562
    HCA, Inc.                                     7.190     11/15/2015       2,000,000        1,734,297
    President and Fellows of Harvard              6.300     10/01/2037       1,000,000        1,054,480
    Rent-A-Center, Inc.                           7.500     05/01/2010       2,145,000        2,037,750
    SC Johnson & Son, Inc.*                       5.750     02/15/2033       2,000,000        1,851,916
    Teva Pharmaceutical Finance LLC               6.150     02/01/2036       2,500,000        2,375,338
    Valassis Communications, Inc.                 6.625     01/15/2009       2,550,000        2,511,750
    Wyeth                                         5.500     02/15/2016       3,000,000        2,938,830

DIVERSIFIED - 0.8%
    Leucadia National Corp.                       7.000     08/15/2013       2,500,000        2,400,000
    Leucadia National Corp.                       7.125     03/15/2017       1,000,000          952,499





See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2007


                                                                           Shares/
Fixed Income Securities                       Coupon       Maturity        Principal       Value
--------------------------------------------  -----------  --------------  --------------  -------------
ENERGY - 6.3%
    ANR Pipeline Co.                              9.625     11/01/2021    $  2,000,000    $   2,664,328
    Apache Corp.                                  5.625     01/15/2017       2,500,000        2,463,408
    Atlantic Richfield Co.                        8.250     02/01/2022       1,085,000        1,371,787
    Burlington Resources, Inc.                    9.125     10/01/2021         700,000          913,833
    ConocoPhillips                                7.125     03/15/2028       1,000,000        1,027,108
    Louisiana Land & Exploration                  7.625     04/15/2013       1,000,000        1,103,808
    Louisiana Land & Exploration                  7.650     12/01/2023         750,000          858,255
    Mobil Corp.                                   8.625     08/15/2021       1,129,000        1,477,306
    OPTI Canada, Inc.*                            8.250     12/15/2014       2,500,000        2,518,750
    Plains Exploration & Production               7.750     06/15/2015       2,000,000        1,960,000
    StatoilHydro ASA                              7.500     10/01/2016       3,000,000        3,362,670
    Swift Energy Co.                              7.625     07/15/2011       1,000,000        1,002,500
    USX Corp.                                     9.375     02/15/2012         750,000          861,688
    USX Corp.                                     9.375     05/15/2022         610,000          816,622
    Weatherford International, Inc.*              6.350     06/15/2017       3,000,000        3,051,786

FINANCIAL - 21.8%
    Allied Capital Corp.                          6.000     04/01/2012       2,000,000        1,990,190
    AMBAC Financial Group, Inc.                   5.950     12/05/2035       3,000,000        2,634,318
    American Real Estate Partners*                7.125     02/15/2013       3,000,000        2,857,500
    Invesco PLC                                   5.375     02/27/2013       2,000,000        1,977,312
    BAC Capital Trust XI                          6.625     05/23/2036       1,000,000        1,017,617
    Bankers Trust Corp.                           7.500     11/15/2015       2,500,000        2,801,432
    Barclays Bank PLC^                            6.278                      2,000,000        1,760,000
    BB&T Capital Trust II                         6.750     06/07/2036       3,000,000        3,073,653
    Cigna Corp.                                   7.650     03/01/2023       1,500,000        1,628,799
    Cigna Corp.                                   7.875     05/15/2027       1,000,000        1,114,660
    Citigroup, Inc.                               6.000     10/31/2033       3,000,000        2,922,744
    Comerica Bank                                 7.125     12/01/2013       1,500,000        1,519,991
    Comerica Bank                                 8.375     07/15/2024       1,300,000        1,444,109
    Fairfax Financial Holdings Ltd^               7.750     04/26/2012       1,000,000          992,500
    Farmers Insurance Exchange*                   8.625     05/01/2024       2,000,000        2,292,552
    Fifth Third Bank                              5.200     03/01/2019         900,000          824,700
    First Union Institutional Capital I           8.040     12/01/2026         350,000          364,579
    GAMCO Investors, Inc.                         5.500     05/15/2013       1,000,000          993,432
    General Electric Capital Corp.                5.000     03/30/2019       3,000,000        2,804,628
    GMAC LLC^                                     5.125     05/09/2008       2,000,000        1,984,168
    GMAC LLC                                      6.875     09/15/2011       2,000,000        1,903,328
    Goldman Sachs Group LP*                       8.000     03/01/2013       2,500,000        2,724,443
    Hospitality Properties Trust                  5.625     03/15/2017       1,000,000          926,749
    HSBC America Capital Trust II*                8.380     05/15/2027       1,000,000        1,044,080
    HSBC Finance Corp.                            6.375     11/27/2012       1,000,000        1,034,623




See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2007



                                                                           Shares/
Fixed Income Securities                       Coupon       Maturity        Principal       Value
--------------------------------------------  -----------  --------------  --------------  -------------
FINANCIAL - 21.8% (Continued)
    Invesco PLC                                   5.625     04/17/2012    $  1,000,000    $   1,006,521
    Jefferies Group, Inc.                         6.450     06/08/2027       3,000,000        2,818,677
    JPMorgan Chase & Co.                          6.625     03/15/2012         500,000          524,838
    Kingsway America, Inc.                        7.500     02/01/2014       2,500,000        2,548,233
    Lehman Brothers Holdings, Inc.                8.500     08/01/2015       2,000,000        2,294,052
    MBIA, Inc.                                    5.700     12/01/2034       2,000,000        1,621,600
    MBNA Capital A                                8.278     12/01/2026       2,000,000        2,081,700
    Merrill Lynch & Co., Inc.                     6.750     06/01/2028       2,000,000        1,992,360
    Morgan Stanley                                6.250     08/09/2026       1,500,000        1,477,179
    Nationwide Mutual Insurance Co.*              6.600     04/15/2034       1,000,000          979,147
    NCNB Corp.                                   10.200     07/15/2015       1,000,000        1,264,469
    New England Mutual Life Ins.                  7.875     02/15/2024       1,650,000        1,915,064
    Ohio National Financial Services*             7.000     07/15/2011       2,000,000        2,111,282
    Regions Financial Corp.                       7.750     09/15/2024       1,400,000        1,643,824
    Republic New York Corp.                       9.125     05/15/2021       1,000,000        1,276,539
    Santander Financial Issuances                 6.375     02/15/2011         750,000          789,011
    Security Benefit Life Insurance*              8.750     05/15/2016       2,000,000        2,246,900
    SLM Corp.                                     4.000     01/15/2009       2,000,000        1,927,628
    Societe Generale                              5.500     09/22/2017       2,000,000        1,950,166
    SunAmerica, Inc.                              8.125     04/28/2023       2,000,000        2,377,658
    SunTrust Banks, Inc.                          6.000     02/15/2026       1,880,000        1,831,316
    Travelers Property Casualty Corp.             7.750     04/15/2026       2,000,000        2,333,794
    Twin Reefs Pass-Through Trust*                5.660                      3,000,000        2,377,470
    Washington Mutual, Inc.                       8.250     04/01/2010       2,500,000        2,637,368

GOVERNMENT - 1.0%
    Federal National Mortgage Assoc.              6.000     03/09/2021       2,000,000        2,000,625
    United States Treasury                        4.125     08/31/2012       2,000,000        1,991,875

INDUSTRIAL - 7.7%
    Arrow Electronics, Inc.                       7.500     01/15/2027       2,300,000        2,410,338
    Burlington Northern, Inc.                     8.750     02/25/2022       1,750,000        2,149,795
    Clark Equipment Co.                           8.000     05/01/2023         500,000          585,461
    FedEx Corp                                    9.650     06/15/2012       1,047,000        1,237,964
    FedEx Corp                                    7.630     01/01/2015       1,000,000        1,099,500
    FedEx Corp                                    8.760     05/22/2015         750,000          843,863
    Gibraltar Industries, Inc.                    8.000     12/01/2015       2,300,000        2,162,000





See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2007


                                                                           Shares/
Fixed Income Securities                       Coupon       Maturity        Principal       Value
--------------------------------------------  -----------  --------------  --------------  -------------
INDUSTRIAL - 7.7% (Continued)
    Gulfmark Offshore, Inc.                       7.750     07/15/2014    $  2,375,000    $   2,386,875
    Ingersoll-Rand Co.                            9.000     08/15/2021         305,000          387,602
    Joy Global, Inc.                              6.000     11/15/2016       1,000,000          997,840
    Koninklijke Philips Electronics               7.250     08/15/2013       2,000,000        2,151,632
    Northrop Grumman                              9.375     04/15/2021       1,000,000        1,298,766
    NXP BV                                        7.875     10/15/2014       2,000,000        1,925,000
    Pactiv Corp.                                  7.950     12/15/2025       2,500,000        2,705,063
    PHI, Inc.                                     7.125     04/15/2013       3,000,000        2,880,000
    Stagecoach Transport Holdings                 8.625     11/15/2009         500,000          532,312
    Teekay Corp.                                  8.875     07/15/2011       1,600,000        1,680,000
    Thomas & Betts Corp.                          7.250     06/01/2013       2,500,000        2,592,330
    United Technologies Corp.                     8.750     03/01/2021       1,000,000        1,275,699

MORTGAGE SECURITIES - 28.5%
    Banc of America Alternative Loan              6.000     11/25/2046       1,468,227        1,480,239
    Banc of America Funding Corp.                 6.000     03/25/2037       2,850,592        2,872,388
    Banc of America Mortgage                      6.000     05/25/2037       2,858,928        2,875,734
    Chase Mortgage Finance Corp.                  6.500     05/25/2036       2,412,316        2,446,349
    Countrywide                                   5.000     11/25/2035       2,474,000        2,068,332
    Countrywide Alternative Loan                  5.500     09/25/2035       2,023,323        1,968,945
    Countrywide Alternative Loan                  7.000     02/25/2036       1,934,613        1,969,068
    Countrywide Alternative Loan                  6.250     07/25/2036         909,336          922,505
    Countrywide Alternative Loan                  6.000     07/25/2036         559,391          557,735
    Countrywide Alternative Loan                  6.000     12/25/2036       1,285,403        1,290,579
    Countrywide Alternative Loan                  6.000     05/25/2037       2,759,024        2,775,321
    Countrywide Alternative Loan                  6.000     05/25/2037       2,006,789        2,014,548
    Countrywide Alternative Loan                  6.000     06/25/2037       2,896,956        2,878,870
    Countrywide Alternative Loan                  6.000     07/25/2037       1,959,566        1,881,602
    Countrywide Alternative Loan                  6.500     11/25/2037       3,000,000        2,951,250
    Countrywide Home Loan Mortgage                5.750     05/25/2037       2,149,442        2,146,671
    Credit Suisse Mortgage Capital                6.500     03/25/2036         785,636          787,735
    Credit Suisse Mortgage Capital                6.250     06/25/2036       2,291,374        2,313,032
    Fannie Mae Pool                               6.500     07/01/2029         729,230          748,426
    Fannie Mae Pool                               6.500     08/01/2029         957,027          982,219
    Fannie Mae Pool                               7.000     02/01/2032       1,868,019        1,945,722
    Fannie Mae Pool                               7.000     03/01/2032       1,748,275        1,819,064
    Fannie Mae Pool                               6.500     04/01/2032       1,629,379        1,668,753
    Fannie Mae Pool                               6.500     06/01/2032       1,883,369        1,928,881
    Fannie Mae Pool                               6.000     11/01/2032       2,092,262        2,107,347
    Fannie Mae Pool                               6.500     12/01/2032       1,852,146        1,898,499
    Fannie Mae Pool                               7.000     04/01/2033       1,419,599        1,471,898
    Fannie Mae Pool                               6.000     04/01/2035       2,171,703        2,182,671
    Fannie Mae Pool                               5.000     10/01/2035       1,882,122        1,867,510



See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2007



                                                                           Shares/
Fixed Income Securities                       Coupon       Maturity        Principal       Value
--------------------------------------------  -----------  --------------  --------------  -------------
MORTGAGE SECURITIES - 28.5% (Continued)
    Fannie Mae Pool                               7.000     08/01/2036    $  2,798,066    $   2,888,021
    First Horizon Alternative Mortgage            6.000     08/25/2036       2,803,774        2,814,598
    Freddie Mac Gold Pool                         6.500     06/01/2024       2,187,674        2,242,850
    Freddie Mac Gold Pool                         6.500     09/01/2031       1,478,914        1,516,113
    Freddie Mac Gold Pool                         7.000     10/01/2031       2,105,558        2,189,866
    Freddie Mac Gold Pool                         6.500     02/01/2032       2,067,273        2,116,494
    Freddie Mac Gold Pool                         6.500     05/01/2032       2,599,282        2,661,170
    Freddie Mac Gold Pool                         7.000     05/01/2032       2,678,720        2,777,096
    Freddie Mac Gold Pool                         6.500     08/01/2032       1,444,957        1,479,361
    Freddie Mac Gold Pool                         6.500     04/01/2033       2,035,742        2,086,171
    Freddie Mac Gold Pool                         7.000     09/01/2033         622,871          645,852
    Freddie Mac Gold Pool                         6.500     10/01/2034       1,251,352        1,281,146
    Freddie Mac Gold Pool                         6.000     04/01/2035       2,107,154        2,111,357
    Freddie Mac Gold Pool                         6.000     10/01/2035       2,226,437        2,230,878
    Freddie Mac Gold Pool                         6.500     08/01/2036       2,706,998        2,756,064
    Ginnie Mae I pool                             7.000     06/15/2031       1,259,906        1,319,788
    Ginnie Mae I pool                             7.000     12/15/2031       2,915,070        3,052,270
    Ginnie Mae II pool                            7.000     09/20/2029       1,912,508        1,998,148
    Ginnie Mae II pool                            6.000     10/20/2035       2,248,318        2,260,161
    Lehman Mortgage Trust                         6.481     04/25/2036       2,184,514        2,220,993
    Lehman Mortgage Trust                         6.000     09/25/2036       2,605,181        2,570,176
    Lehman Mortgage Trust                         6.793     06/25/2037       2,811,825        2,871,801
    MASTR Alternative Loans Trust                 6.500     12/25/2033         427,851          430,052
    Merrill Lynch Mortgage Investors              6.250     10/25/2036       3,241,609        3,264,004
    Residential Accredit Loans, Inc.              6.000     06/25/2037       2,911,351        2,904,806
    Residential Asset Securitization              6.000     04/25/2036       3,000,000        2,982,730
    Residential Asset Securitization              6.500     06/25/2037       3,293,312        3,337,214

TECHNOLOGY - 0.6%
    International Business Machines               8.375     11/01/2019       2,000,000        2,442,652

UTILITIES - 4.8%
    Carolina Power & Light Co.                    8.625     09/15/2021       3,000,000        3,760,194
    Entergy Louisiana LLC                         5.090     11/01/2014       2,500,000        2,366,398
    Hydro Quebec                                  8.400     01/15/2022         300,000          389,504
    Nakilat, Inc.*                                6.067     12/31/2033       3,000,000        2,894,610



See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2007



Fixed Income Securities, Cash Collateral                                   Shares/
and Short-Term Investments                      Coupon      Maturity       Principal       Value
----------------------------------------------  ----------  -------------- --------------  ------------
UTILITIES - 4.8% (Continued)
    Ohio Power Co.                                6.375     07/15/2033    $  2,000,000    $   1,872,208
    PSEG Power LLC                                5.500     12/01/2015       1,500,000        1,453,997
    Reliant Energy HL&P                           9.150     03/15/2021       2,300,000        2,917,946
    Southern Co Capital Funding, Inc.             5.750     11/15/2015       2,000,000        2,023,014
    Southern Power Co.                            6.375     11/15/2036       2,000,000        1,883,506
                                                                                          --------------
TOTAL FIXED INCOME SECURITIES - 98.0%
    (Cost $402,057,458)                                                                     398,532,762

INVESTMENT OF CASH COLLATERAL - 2.9%
    CSFB Separately Managed Account                                         12,042,170       12,042,170

SHORT-TERM INVESTMENTS - 2.4%
    Fifth Third Institutional Money Market Fund                           $  9,734,636        9,734,636
                                                                                          --------------
TOTAL INVESTMENTS IN SECURITIES - 103.3%
    (Cost $423,834,264)                                                                     420,309,568

OTHER ASSETS LESS LIABILITIES - (3.3%)                                                      (13,553,222)
                                                                                          --------------
TOTAL NET ASSETS - 100.0%                                                                 $ 406,756,346
                                                                                          ==============


^ A portion of these securities are on loan. At
September 30, 2007, the total market value of the Fund's securities on loan is $11,612,977 and the total market value of the collateral held by the Fund is $12,042,170.

* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration. At September 30, 2007, the aggregate market value of these securities amounted to $32,294,109 or 7.94% of net assets.

See Notes To Financial Statements

NOTES TO FINANCIAL STATEMENTS
ADVANCE CAPITAL I, INC.

a) Security Valuation

     Equity securities for which exchange quotations are readily available are valued at the last quoted market price at the time the valuations are made and debt securities are valued using prices furnished by an independent third party pricing service. The independent third party pricing service may use a matrix, formula or other objective method that considers the effect of market indices, yield curves and other specific adjustments to determine market price. When reliable market quotations are not readily available or are considered unreliable, securities are priced at their fair value, determined according to procedures adopted by the Board of Directors, which may include using an independent pricing service. Fair value procedures may also be used if the adviser determines that a significant event has occurred between the time at which a market price is determined but prior to the time at which a fund's net asset value is calculated. Money market instruments or short-term debt held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost which approximates value.

b) Repurchase Agreements

     The Fund may engage in repurchase agreement transactions. When a fund engages in such transactions, it is policy to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. In addition, the Fund monitors the market value of the underlying collateral on a daily basis. The seller under a repurchase agreement is required to maintain the collateral held pursuant to the agreement valued at not less than the repurchase price (including accrued interest). If the seller defaults or if bankruptcy proceedings are initiated with respect to the seller, the realization or retention of the collateral may be subject to legal proceedings.

c) Securities Lending

     The Funds may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board of Directors. Each fund will limit its securities lending activity to 33 1/3% of its total assets. Credit Suisse, New York Branch, serves as the lending manager for the Funds pursuant to a Securities Lending Management Agreement (the "Lending Agreement"), for which they receive a fee. Credit Suisse's fee is computed monthly in arrears and is based on 30% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board of Directors, net of rebates paid by Credit Suisse to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. For the nine month period ended September 30, 2007 Credit Suisse received $130,048 in total from the Funds for its services as lending manager. Under guidelines established by the Board of Directors, the Funds must maintain loan collateral with Credit Suisse at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash, to secure the return of the loaned securities. Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest of debt securities. Credit Suisse may invest the collateral in a variety of highly rated, short-term instruments such as U.S. Treasury bills, mortagages, corporate bonds and agency securities. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral.
The cash collateral, or short-term investments purchased with such collateral, is recorded as assets of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Loans are subject to termination by the Funds or the borrower at any time.
The following Funds loaned securities and received cash collateral with the following values as of September 30, 2007:

                                                                               Income
                                                               Average Loan    Received by
                               Value of                        Outstanding     Credit Suisse
                               Loaned          Value of        During the      from Securities
                               Securities      Collateral      Year            Lending
                               ----------      ------------    ------------    ------------
Equity Growth Fund             $90,020,251     $92,533,911     $93,815,729     $55,590
Balanced Fund (Fixed Income)   $ 1,007,674     $ 1,029,600     $ 2,012,207     $ 1,181
Balanced Fund (Common Stock)   $90,316,698     $92,765,978     $79,713,461     $56,084
Retirement Income Fund         $11,612,977     $12,042,170     $16,117,594     $17,193



d) At September 30, 2007, the net unrealized appreciation and depreciation of securities for financial reporting and Federal income tax purposes consisted of the following:


                                                                          Total Net
                                          Unrealized      Unrealized      Unrealized
                          Total Cost      Appreciation    Depreciation    Appreciation
                          ----------      ------------    ------------    ------------
Equity Growth Fund        $265,600,315    $64,251,718     ($ 6,429,503)   $57,822,215
Balanced Fund             $443,120,752    $77,119,144     ($ 9,396,063)   $67,723,081
Retirement Income Fund    $423,834,264    $ 4,884,307     ($ 8,409,003)  ($ 3,524,696)


Item 2. Controls and Procedures.
(a) Based on his evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and treasurer has concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
Filed as an exhibit as part of this Form is a separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

SIGNATURES

[See General Instruction F]

      Pursuant to the requirements of the Securities Exchange
Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Advance Capital I, Inc.

/S/ Robert J. Cappelli
-------------------------------------------
Robert J. Cappelli, President & Treasurer

Date:  November 28, 2007


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



/S/ Robert J. Cappelli
-----------------------------------------
Robert J. Cappelli, President & Treasurer

Date:  November 28, 2007



/S/ Christopher M. Kostiz
-----------------------------------------
Christopher M. Kostiz, Vice President

Date:  November 28, 2007